Average Annual Total Returns - Nationwide Investor Destinations Moderately Aggressive Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Service Class Shares 1 Year	Service Class Shares 5 Years	Service Class Shares 10 Years	Morningstar® Moderately Aggressive Target Risk Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	Morningstar® Moderately Aggressive Target Risk Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	Morningstar® Moderately Aggressive Target Risk Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	6.36%	9.18%	7.94%	4.35%	6.26%	5.94%	3.87%	6.43%	5.87%	11.07%	9.68%	7.80%	12.47%	10.12%	8.23%	13.30%	10.86%	8.95%	13.26%	10.76%	8.74%	12.74%	10.40%	8.51%	13.48%	11.26%	8.94%